Keyuan Petrochemicals, Inc. (Parent Company) (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Balance Sheets
Cash	$ 9,879,169	[1]	$ 7,325,017	[1]	$ 29,336,241	[2]
Other current assets	60,646,615	[3]	45,978,428	[3]	28,608,833	[4]
Total assets	766,485,188		529,843,840		452,968,948
Accounts payable	79,936,476		97,588,137		92,225,936
Accrued expenses and other payables	30,254,525	[5]	30,287,946	[5]	18,205,110	[6]
Dividends payable	2,381,759		2,381,759		234,393
Series B convertible preferred stock	16,451,552		16,451,552		16,701,565	[5]
Total stockholders’ equity	73,614,251		69,245,749		75,698,380		10,627,959
Total liabilities and stockholders' equity	766,485,188		529,843,840		452,968,948
Parent Company [Member]
Condensed Balance Sheets
Cash			5,089		392,741
Other current assets			392,770		570
Investment in subsidiaries			41,774,338		41,774,338
Total assets			42,172,197		42,167,649
Accounts payable			672,310		23,527
Accrued expenses and other payables			2,671,474		74,656
Inter-company liabilities			8,930,146		1,760,000
Dividends payable			2,381,760		234,393
Series B convertible preferred stock			16,451,553		16,701,565
Total stockholders’ equity			11,064,954		23,373,508
Total liabilities and stockholders' equity			$ 42,172,197		$ 42,167,649

[1]	Note 3
[2]	Note 2(d)
[3]	Note 8
[4]	Note 6
[5]	Note 14
[6]	Note 13